Trade and Other Payables	12 Months Ended
Sep. 30, 2024
Trade And Other Payables
Trade and Other Payables

10.	Trade and Other Payables

	September 30, 2024	September 30, 2023
Trade payables	7,073	6,037
Accruals	1,732	1,197
Employee payables	655	1,186
	9,460	8,420

Warranty provision is included in accruals and the continuity schedule is as follows:

	September 30, 2024	September 30, 2023
Opening provision	250	—
Warranty expenses during the year	(672)	(728)
Additional provision during the year	1,494	978
Closing balance	1,072	250